RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.  RELATED PARTY TRANSACTIONS

For the year ended December 31, 2018, key management personnel include the Trustees/Directors, the current President and Chief Executive Officer, the former Chief Executive Officer, the former Chief Operating Officer, the Chief Financial Officer and the Executive Vice President, Head of Global Real Estate. For the year ended December 31, 2017, key management personnel included the Trustees/Directors, the Chief Executive Officer, the Chief Operating Officer and the Chief Financial Officer. Information with respect to the Trustees'/Directors' fees is included in notes 11(b) and 12(c). The compensation expense associated with the Trust’s key management personnel was as follows:

Years ended December 31,	2018	2017

Salaries, incentives and short-term benefits	$6,057	$3,051
Unit-based compensation expense including fair value adjustments	2,380	2,371
	$8,437	$5,422

Accounts payable and accrued liabilities at December 31, 2018 includes $0.4 million (2017 - nil) of compensation owing to the former Chief Executive Officer.

Related party transactions for the year ended December 31, 2017 also included a $0.7 million reimbursement of proxy contest expenses to a company affiliated with a director/trustee of Granite in connection with the 2017 annual general meeting (note 12(d)).